INCOME TAX - Components of income tax provision (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Federal
Deferred					$ 59,200		$ 1,144,921
Change in valuation allowance					59,200		1,144,921
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 162,329	$ 0		$ 279,345	0
Federal and state net operating loss				$ 13,199	$ 13,199		$ 93,186